Organization (Details) - Schedule of Company’s Principal Subsidiaries	12 Months Ended
Dec. 31, 2023
Finfront Holding Company (“Finfront”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Jul. 22, 2021
Place of incorporation	Cayman Islands
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Investment holding
Ethereal Tech Pte. Ltd. (“Ethereal Singapore”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Oct. 22, 2021
Place of incorporation	Singapore
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Provision of cloud mining services, miner hosting services, mining equipment sales and lease and sourcing services for mining equipment sales
Ethereal Tech US Corporation (“Ethereal US”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Dec. 15, 2021
Place of incorporation	United States
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Provision of self-mining activities
Lonshi Tech Canada Limited (“Lonshi”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Nov. 22, 2022
Place of incorporation	Canada
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Dormant